UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23998

Harris Oakmark ETF Trust

(Exact name of Registrant as specified in charter)

111 South Wacker Drive, Suite 4600

Chicago, Illinois 60606-4319

(Address of principal executive offices) (Zip code)

Joseph J. Allessie, Esq. Harris Associates L.P. 111 South Wacker Drive, Suite 4600 Chicago, Illinois 60606-4319	Ndenisarya M. Meekins, Esq. K&L Gates LLP 1601 K Street, N.W. Washington, D.C. 20006-1600

(Name and address of agents for service)

Registrant's telephone number, including area code: (312) 646-3600

Date of fiscal year end: 9/30/2025

Date of reporting period: 9/30/2025

Item 1. Reports to Shareholders.

(a)	Following is a copy of the annual report transmitted to shareholders pursuant to Rule 30e-1 under the Act.

TABLE OF CONTENTS

Oakmark U.S. Large Cap ETF OAKM

OAKM

Principal Listing Exchange: NYSE Arca

Oakmark U.S. Large Cap ETF

Annual Shareholder Report September 30, 2025

Fund overview

This annual shareholder report contains important information about Oakmark U.S. Large Cap ETF (the "Fund") for the period of December 3, 2024 (commencement of investment operations) to September 30, 2025 (the “Period”).You can find additional information about the Fund at: oakmark.com/etfs/oakm/. You can also request this information without charge by contacting us at1-800 (458-7452) or contacting your intermediary.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Oakmark U.S. Large Cap ETF	$51Footnote Reference+	0.59%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote+	Expenses for a full reporting period would have been higher.

How did the Fund perform during the reporting period and what affected its performance?

Oakmark U.S. Large Cap ETF returned 8.05% on a net average value basis "(NAV)" for the period ended September 30, 2025, underperforming its benchmark, the S&P 500 Index, which returned 11.81% over the same period.

  At the equity sector level, Financials and Communication Services performed the strongest, while Health Care and Energy were the worst performing sectors.

  At the equity holdings level, Warner Bros. Discovery led the positive contributors followed by Alphabet Class A and Citigroup. Fiserv, Centene and Charter Communications Class A were the worst performing equities.

Fund performance as of September 30, 2025

Total return based on $10,000 investment (as of September 30, 2025)

	Oakmark U.S. Large Cap ETF	S&P 500 Index	Russell 1000 Value Index
12/3/2024	$10,000	$10,000	$10,000
12/31/2024	$9,479	$9,737	$9,364
3/31/2025	$9,859	$9,321	$9,564
6/30/2025	$10,355	$10,341	$9,927
9/30/2025	$10,798	$11,181	$10,456

Average annual total returns (%)

Fund	Since Inception 12/3/2024
Oakmark U.S. Large Cap ETF (at NAV)	8.05%
S&P 500 Index	11.81%
Russell 1000 Value Index	4.56%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.

Key Fund statistics

Total Net Assets	$698,692,835
# of Portfolio Holdings	37
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$1,677,084

What did the Fund invest in? (as a % of total net assets) as of September 30, 2025

Top 10  holdings

Alphabet, Inc., Class A	6.0%
Citigroup, Inc.	4.7%
Charles Schwab Corp.	4.4%
Warner Bros Discovery, Inc.	4.2%
Phillips 66	3.5%
Willis Towers Watson PLC	3.4%
TE Connectivity PLC	3.4%
General Motors Co.	3.3%
ConocoPhillips	3.3%
Bank of New York Mellon Corp.	3.3%

Sector allocation

Financials	38.3%
Communication Services	12.0%
Consumer Discretionary	9.8%
Energy	9.1%
Industrials	7.9%
Health Care	7.7%
Information Technology	6.5%
Real Estate	2.9%
Materials	2.5%
Consumer Staples	2.3%
Short Term Investments & Other, Net	1.0%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.oakmark.com/etfs/oakm.

Phone: 1-800-(458-7452)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact + 1-800-(458-7452) or contact your intermediary.

OAKM

Oakmark U.S. Large Cap ETF

Annual Shareholder Report September 30, 2025

OAKM-AR

(b)	Not applicable to the Registrant.

Item 2. Code of Ethics.

(a)	Registrant has adopted a code of ethics (the “Code”) that applies to its Principal Executive Officer, Principal Financial Officer and Treasurer.

(b)	No disclosures are required by Item 2(b).

(c)	During the period covered by the report, there were no material amendments made to the Code.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of the Code.

(e)	Not applicable.

(f)	A copy of the Code is incorporated by reference to Harris Associates Investment Trust’s Form N-CSR, Investment Company Act file number 811-06279 (filed December 4, 2024). Copies of the Code will also be made available free of charge upon request, by writing or calling The Oakmark Funds, P.O. Box 8510, Boston, MA 02266-8510, 1-800-OAKMARK (1-800-625-6275).

Item 3. Audit Committee Financial Expert.

Registrant’s board of trustees has determined that each of the following members of the Registrant’s audit committee qualifies as an “audit committee financial expert,” as such term is defined in Item 3(b) of Form N-CSR: Hugh T. Hurley, III, Christine M. Maki, Laurence C. Morse, Ph.D., and Mindy M. Posoff. Each of those members of Registrant’s audit committee is “independent” as such term is defined in paragraph (a)(2) of Item 3 of Form N-CSR.

Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liability that are greater than the duties, obligations, and liability imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4. Principal Accountant Fees and Services.

Aggregate fees billed to the Registrant for professional services rendered by the Registrant’s principal accountant were as follows:

Fiscal Period Ended September 30, 2025
Audit Fees[1]	$30,000
Audit-Related Fees[2]	$154
Tax Fees[3]	$17,037
All Other Fees[4]	$0

During its regularly scheduled periodic meetings, the Registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the Registrant. The audit committee has authorized its chair to exercise that authority in the intervals between meetings; and the chair presents any such pre-approvals to the audit committee at its next regularly scheduled meeting. Under paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, pre-approval of non-audit services may be waived provided that: 1) the aggregate amount for all such services provided constitutes no more than five percent of the total amount of revenues paid by the Registrant to its principal accountant during the fiscal year in which such services are provided; 2) such services were not recognized by management at the time of engagement as non-audit services; and 3) such services are promptly brought to the attention of the Registrant’s audit committee by management and approved prior to the completion of the audit by the audit committee or by one or more members of the audit committee who are members of the board of trustees to whom authority to grant such approvals has been delegated by the audit committee.

No audit-related, tax or non-audit services were approved by waiver pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

The aggregate non-audit fees billed for the fiscal period ended September 30, 2025 by the Registrant’s principal accountant for services rendered to the Registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant was $0. These non-audit services provided to the Registrant by the principal accountant related to clerical and ministerial tasks for the filing of tax reclaims in certain European Union countries.

1        “Audit Fees” include amounts for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

2        “Audit-Related Fees” include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements.

3        “Tax Fees” include amounts for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, specifically distribution consultation.

4        “All Other Fees” include amounts for products and services provided by the principal accountant.

The audit committee of Registrant’s board of trustees has considered whether the provision of non-audit services that were rendered by Registrant’s principal accountant to Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

(a)	The Board has established a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (“Exchange Act”). Its members are Christine M. Maki (Chair), Hugh T. Hurley, III, Laurence C. Morse Ph.D., and Mindy M. Posoff.

(b)	Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the Registrant’s financial statements, which is included in Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

September 30, 2025

Annual Financial Statements and Other Information

Oakmark U.S. Large Cap ETF

Oakmark ETF

September 30, 2025

Annual Financial Statements and Other Information

Annual Financial Statements and Other Information: Oakmark ETF

Oakmark U.S. Large Cap ETF

September 30, 2025

Schedule of Investments (in thousands)

	Shares	Value
Common stocks - 99.0%
FINANCIALS - 38.3%
FINANCIAL SERVICES - 18.5%
Charles Schwab Corp.	324	$30,927
Bank of New York Mellon Corp.	209	22,743
State Street Corp.	187	21,682
Intercontinental Exchange, Inc.	128	21,608
Capital One Financial Corp.	101	21,401
Fiserv, Inc. (a)	87	11,231
		129,592
BANKS - 13.2%
Citigroup, Inc.	323	32,734
Bank of America Corp.	439	22,673
Wells Fargo & Co.	235	19,699
First Citizens BancShares, Inc., Class A	9	16,937
		92,043
INSURANCE - 6.6%
Willis Towers Watson PLC	69	23,987
American International Group, Inc.	284	22,268
		46,255
		267,890
COMMUNICATION SERVICES - 12.0%
MEDIA & ENTERTAINMENT - 12.0%
Alphabet, Inc., Class A	172	41,819
Warner Bros. Discovery, Inc. (a)	1,506	29,417
Charter Communications, Inc., Class A (a)	47	12,834
		84,070
CONSUMER DISCRETIONARY - 9.8%
AUTOMOBILES & COMPONENTS - 3.3%
General Motors Co.	377	22,991
CONSUMER SERVICES - 2.9%
Airbnb, Inc., Class A (a)	169	20,515
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2.1%
Genuine Parts Co.	103	14,319
CONSUMER DURABLES & APPAREL - 1.5%
NIKE, Inc., Class B	150	10,468
		68,293
ENERGY - 9.1%
Phillips 66	180	24,444
ConocoPhillips	241	22,833
EOG Resources, Inc.	144	16,182
		63,459
	Shares	Value
INDUSTRIALS - 7.9%
TRANSPORTATION - 3.0%
Delta Air Lines, Inc.	373	$21,163
COMMERCIAL & PROFESSIONAL SERVICES - 2.6%
Equifax, Inc.	70	17,878
CAPITAL GOODS - 2.3%
Deere & Co.	35	16,016
		55,057
HEALTH CARE - 7.7%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.0%
Merck & Co., Inc.	169	14,193
IQVIA Holdings, Inc. (a)	74	13,964
		28,157
HEALTH CARE EQUIPMENT & SERVICES - 3.7%
Elevance Health, Inc.	32	10,372
GE HealthCare Technologies, Inc.	106	7,969
Zimmer Biomet Holdings, Inc.	73	7,179
		25,520
		53,677
INFORMATION TECHNOLOGY - 6.5%
TECHNOLOGY HARDWARE & EQUIPMENT - 3.4%
TE Connectivity PLC	109	23,895
SOFTWARE & SERVICES - 3.1%
Salesforce, Inc.	91	21,478
		45,373
REAL ESTATE - 2.9%
REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.9%
CBRE Group, Inc., Class A (a)	131	20,669
MATERIALS - 2.5%
Corteva, Inc.	257	17,357
CONSUMER STAPLES - 2.3%
FOOD, BEVERAGE & TOBACCO - 2.3%
Keurig Dr. Pepper, Inc.	406	10,351
Constellation Brands, Inc., Class A	44	5,868
		16,219
Total common stocks - 99.0% (Cost $633,819)		692,064

Annual Financial Statements and Other Information: Oakmark ETF | 1

Oakmark U.S. Large Cap ETF

September 30, 2025

Schedule of Investments (in thousands) (continued)

	Par Value	Value
Short-term investments - 0.9%
REPURCHASE AGREEMENT - 0.9%
Fixed Income Clearing Corp. Repurchase Agreement, 4.20% dated 9/30/25 due 10/1/25, repurchase price $6,128, collateralized by a United States Treasury Note, 3.750% due 4/30/27, value plus accrued interest of $6,250 (Cost: $6,127)	$6,127	$6,127
Total short-term investments - 0.9% (Cost $6,127)		6,127
TOTAL INVESTMENTS - 99.9% (COST $639,946)		698,191
Other Assets In Excess of Liabilities - 0.1%		502
TOTAL NET ASSETS - 100.0%		$698,693

(a)  Non-income producing security.

2 | Annual Financial Statements and Other Information: Oakmark ETF

Oakmark U.S. Large Cap ETF

September 30, 2025

Statement of Assets and Liabilities (in thousands except per share amounts)

Assets
Investments in unaffiliated securities, at value (a)	$698,191
Receivable for:
Fund shares sold	1,340
Dividends and interest from unaffiliated securities (Net of foreign tax withheld)	545
Total receivables	1,885
Total assets	$700,076
Liabilities and net assets
Payable for:
Securities purchased	1,305
Investment advisory fee	78
Total liabilities	1,383
Net assets applicable to Fund shares outstanding	$698,693
Analysis of net assets
Paid in capital	$646,693
Distributable earnings	52,000
Net assets applicable to Fund shares outstanding	$698,693
Price of shares
Net asset value, offering and redemption price per share:	$26.80
Net assets	$698,693
Shares outstanding (Unlimited shares authorized)	26,074
(a) Identified cost of investments in unaffiliated securities.	$639,946

See accompanying Notes to Financial Statements.

Annual Financial Statements and Other Information: Oakmark ETF | 3

Oakmark U.S. Large Cap ETF

Statement of Operations For the Period Ended September 30, 2025 (a) (in thousands)

Investment Income:
Dividends from unaffiliated securities	$4,719
Interest income from unaffiliated securities	237
Total investment income	4,956
Expenses:
Investment advisory fee	1,819
Other	0 (b)
Total expenses	1,819
Advisory fee waiver / Expense Reimbursement from Advisor	(142)
Net expenses	1,677
Net investment income	3,279
Net realized and unrealized gain (loss):
Net realized gain (loss) on:
Unaffiliated investments	(9,515)
Unaffiliated in-kind transactions	15,025
Net realized gain	5,510
Net change in unrealized appreciation on:
Unaffiliated investments	58,245
Net change in unrealized appreciation	58,245
Net realized and unrealized gain	63,755
Net increase in net assets resulting from operations	$67,034

(a)  Fund commenced operations on December 3, 2024.

(b)  Amount rounds to less than $1,000.

See accompanying Notes to Financial Statements.

4 | Annual Financial Statements and Other Information: Oakmark ETF

Oakmark U.S. Large Cap ETF

Statement of Changes in Net Assets (in thousands)

Period Ended September 30, 2025(a)
From Operations:
Net investment income	$3,279
Net realized gain	5,510
Net change in unrealized appreciation	58,245
Net increase in net assets from operations	67,034
Distributions to shareholders from:
Distributions to shareholders	(17)
Total distributions to shareholders	(17)
From Fund share transactions:
Proceeds from shares sold	751,596
Payment for shares redeemed	(119,920)
Net increase in net assets from Fund share transactions	631,676
Total increase in net assets	698,693
Net assets:
Beginning of period	—
End of period	$698,693
Fund share transactions:
Shares sold	30,864
Shares issued in reinvestment of dividends	0
Less shares redeemed	(4,790)
Net increase in shares outstanding	26,074

(a)  Fund commenced operation on December 3, 2024.

See accompanying Notes to Financial Statements.

Annual Financial Statements and Other Information: Oakmark ETF | 5

Harris Oakmark ETF Trust

Notes to Financial Statements

1.  ORGANIZATION

The following are the significant accounting policies of the Oakmark U.S. Large Cap ETF, referred to as the "Fund," a series of Harris Oakmark ETF Trust (the "Trust"), a Delaware statutory trust, organized on July 11, 2024, which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act") and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 Financial Services—Investment Companies. The Fund is diversified in accordance with the 1940 Act. The following policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

During the period ended September 30, 2025, the Trust adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), which requires incremental disclosures related to a public entity's reportable segments. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations. In connection with the adoption of ASU 2023-07, the Trust's President has been designated as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment's resources. The CODM has determined that the Fund is a single operating segment because the CODM monitors the operating results of the Fund and evaluates the Fund's performance in accordance with the Fund's principal investment strategies disclosed in its prospectus. The CODM considers changes in net assets from operations, expense ratios, total returns and fund composition to make resource allocation decisions, which is consistent with the results presented in the Fund's Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets and Financial Highlights.

The Fund issues shares to, and redeems shares from, certain institutional investors known as Authorized Participants (typically market makers or other broker-dealers who have entered into contractual arrangements with the Fund's distributor) only in large blocks of Fund shares known as "Creation Units." Creation Unit transactions are generally conducted in exchange for the deposit or delivery of a portfolio of in-kind securities designated by the Fund and a specified amount of cash.

Shares of the Fund are listed on the NYSE Arca, Inc. ("Exchange") and trade in the secondary market, where most investors buy and sell them at market prices that change throughout the day. Such market prices may be lower, higher or equal to the net asset value (the "NAV"). Accordingly, when transacting in the secondary market, investors may pay more than NAV when purchasing shares and receive less than NAV when selling shares. They may also be subject to brokerage commissions and charges. Shares of the Fund are or will be traded on the Exchange.

2.  SIGNIFICANT ACCOUNTING POLICIES

Security valuation

The Fund's share price is also called the net asset value (the "NAV") of a share. The Fund's NAV is normally determined only on days which the New York Stock Exchange (the "NYSE") is open for regular trading. If the NYSE is unexpectedly closed on a day it would normally be open for business, or if the NYSE has an unscheduled early closure, the Fund reserves the right to accept purchase and redemption orders and calculate their share price as of the normally scheduled close of regular trading on the NYSE for that day.

The NYSE is closed on Saturdays and Sundays and on New Year's Day, the third Mondays in January and February, Good Friday, the last Monday in May, Juneteenth, Independence Day, Labor Day, Thanksgiving, and Christmas. If one of these holidays falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or the following Monday, respectively. The Fund's NAV will not be calculated on days when the NYSE is closed. The NAV of the Fund's shares is determined by dividing the value of the assets attributable to Fund, less liabilities attributable to Fund, by the number of outstanding shares of that Fund.

Trading in securities of non-U.S. issuers takes place in various markets on some days and at times when the NYSE is not open for trading. In addition, securities of non-U.S. issuers may not trade on some days when the NYSE is open for trading. The value of the Fund's portfolio holdings may change on days when the NYSE is not open for trading and you cannot purchase or redeem Fund shares.

Equity securities principally traded on securities exchanges in the United States are valued at the last reported sale price or the official closing price as of the time of valuation on that exchange, or lacking a reported sale price on the principal exchange at the time of valuation, at the most recent bid quotation on the principal exchange. Each over-the-counter security traded on the NASDAQ National Market System shall be valued at the NASDAQ Official Closing Price ("NOCP"), or lacking a NOCP at the time of valuation, at the most recent bid quotation. Other over-the-counter securities are valued at the last sales prices at the time of valuation or, lacking any reported sales on that day, at the most recent bid quotations.

Each equity security principally traded on a securities exchange outside the United States shall be valued, depending on local convention or regulation, at the last sale price, the last bid or asked price, the mean between the last bid and asked prices, the official closing price, an auction price, or the pricing convention accepted as the official closing price by MSCI for their index calculations. If there are unexpected disruptions in the primary market or valuations from the primary market are deemed suspect, equity securities may be valued based on a pricing composite or valuations from another exchange as of the close of the regular trading hours on the appropriate exchange or other designated time.

Short-term debt instruments (i.e., debt instruments whose maturities or expiration dates at the time of acquisition are one year or less) or money market instruments are valued at the latest bid quotation or an evaluated price from an independent pricing service. If a bid quotation or evaluated price from a pricing vendor is not available for short-term debt instrument or money market instrument maturing in 60 days or less from date of valuation, such instruments are valued at amortized cost, which approximates market value.

Long-term debt instruments are valued at the latest bid quotation or at an evaluated price provided by an independent pricing service. The pricing service may use standard inputs, such as benchmark yields, reported trades, broker-dealer quotes, issuer

6 | Annual Financial Statements and Other Information: Oakmark ETF

Harris Oakmark ETF Trust

Notes to Financial Statements (continued)

spreads, two-sided markets, benchmark securities, bids, offers, and reference data, including market research publications. For certain security types, additional inputs may be used or some of the standard inputs may not be applicable. Additionally, the pricing service monitors market indicators and industry and economic events, which may serve as a trigger to gather and possibly use additional market data.

Options are valued at the mean of the most recent bid and asked quotations. In the event an option is out of the money and no bid is available, a zero value may be assumed as the bid for purposes of calculating the mean of the most recent bid and ask quotations. In the event that designated pricing vendors are unable to provide valuations or timely valuations for Flexible Exchange ("FLEX") options on a given day, each FLEX option purchased or written may be valued using the Option Valuation ("OVME") function on Bloomberg. The OVME function requires objective inputs (strike price, exercise style and expiration dates) to derive a valuation using Bloomberg's proprietary calculations. If FLEX options are valued using the OVME function, they shall be valued at the mid of the buy and sell valuations produced by OVME.

To the extent available, prices for all portfolio investments held by the Fund shall be obtained from one or more pricing vendors designated by the custodian. If values or prices are not readily available or are deemed unreliable, or if an event that is expected to affect the value of a portfolio security occurs after the close of the primary market or exchange on which that security is traded and before the close of the NYSE, the security will be valued at a fair value determined in good faith in accordance with the Fund's valuation procedures approved by the Board. As permitted by Rule 2a-5 of the 1940 Act, the Board has designated the Adviser as the Fund's valuation designee (as defined in the rule). The valuation designee is responsible for determining fair value in good faith for any and all Fund investments, subject to oversight by the Board. The Fund may use a systematic fair valuation model provided by an independent pricing service to value securities of non-U.S. issuers in order to adjust for changes in value that may occur between the close of certain foreign exchanges and the NYSE. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at a current exchange price quoted by an independent pricing service or any major bank or dealer. If such quotations are not available, the rate of exchange will be determined in good faith in accordance with Fund policies and procedures. Although fair valuation may be more commonly used with equity securities of non-U.S. issuers, it also may be used in a range of other circumstances, including thinly-traded domestic securities or fixed-income securities. When fair value pricing is employed, the value of a portfolio security used by the Fund to calculate its NAV may differ from quoted or published prices for the same security.

Fair value measurement

Various inputs are used in determining the value of the Fund's investments. These inputs are prioritized into three broad levels as follows:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk and others)

Level 3—significant unobservable inputs (including the assumptions of the Adviser in determining the fair value of investments)

Observable inputs are those based on market data obtained from independent sources and unobservable inputs reflect the Adviser's own assumptions based on the best information available. The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2025, in valuing the Fund's assets and liabilities. Except for the industries or investment types separately stated below, the total amounts for common stocks, fixed income and short-term investments in the table below are presented by industry or investment type in the Fund's Schedule of Investments. Information on forward foreign currency contracts is presented in the Fund's Schedule of Investments.

(in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stocks	$692,064	$0	$0
Short-Term Investments	0	6,127	0
Total	$692,064	$6,127	$0

Offsetting assets and liabilities

ASC 210 requires entities to disclose gross and net information about instruments and transactions eligible for offset on the Statement of Assets and Liabilities and disclose instruments and transactions subject to master netting or similar agreements. This disclosure is limited to derivative instruments, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions.

At September 30, 2025, the Fund did not hold open forward foreign currency contracts.

At September 30, 2025, the Fund held an investment in a repurchase agreement. The gross value of this investment and the value of the related collateral are presented in the Fund's Schedule of Investments. The value of the related collateral for the Fund exceeded the value of the repurchase agreements held at year end. The value of the securities on loan and the value of the related collateral as of year end, if any, are included in the Securities lending section of Note 2 to Financial Statements.

Foreign currency translations

The Fund may invest in foreign securities, which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at current exchange rates obtained by a recognized bank, dealer or

Annual Financial Statements and Other Information: Oakmark ETF | 7

Harris Oakmark ETF Trust

Notes to Financial Statements (continued)

independent pricing service on the day of valuation. Purchases and sales of investments and dividend and interest income are converted at the prevailing rate of exchange on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included in net realized gain (loss) on investments and net change in unrealized appreciation (depreciation) on investments in the Statement of Operations. Net realized gains and losses on foreign currency transactions arising from the sale of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and tax reclaims recorded and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions in the Statement of Operations. Unrealized gains and losses arising from changes in the fair value of assets and liabilities, other than investments in securities, resulting from changes in exchange rates are included in net change in unrealized appreciation (depreciation) on foreign currency translation in the Statement of Operations.

Forward foreign currency contracts

Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. The Fund's transactions in forward foreign currency contracts are limited to transaction and portfolio hedging. The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered and could exceed the net unrealized value shown in the tables below. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Forward foreign currency contracts are valued at the current day's interpolated foreign exchange rates. Unrealized gain or loss on the contracts, as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the end of the year, if any, is included in the Statement of Assets and Liabilities. Realized gains and losses and the net change in unrealized appreciation (depreciation) on forward foreign currency contracts for the year, if any, are included in the Statement of Operations.

At September 30, 2025, the Fund did not engage in forward foreign currency contracts.

Security transactions and investment income

Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date. Interest income and expenses are recorded on an accrual basis. Discount is accreted on long-term fixed income securities using the yield-to-maturity method. Premium is amortized on long-term fixed income securities using the yield-to-earliest call method. Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates. Net realized gains and losses on investments are determined by the specific identification method.

Short sales

The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or loss, unlimited in size, will be recognized upon the termination of the short sale. The Fund may sell shares of when-issued securities. Typically, the Fund sells when-issued securities when a company announces a spin-off or re-organization, and the post spin-off or post reorganization shares begin trading on a when-issued basis prior to the effective date of the corporate action. A sale of a when-issued security is treated as a short sale under the U.S. Generally Accepted Accounting Principles. After the effective date, when shares of the new company are received, any shares sold on a when-issued basis will be delivered to the counterparty. At September 30, 2025, the Fund did not have short sales.

When-issued or delayed-delivery securities

The Fund may purchase securities on a when-issued or delayed-delivery basis. At September 30, 2025, the Fund qualifies as a limited derivatives user under Rule 18f-4 of the 1940 Act and has adopted policies and procedures to manage its derivatives risk. Although the payment and interest terms of these securities are established at the time the Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase when their value may have changed. The Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before the settlement date if the Adviser deems it advisable for investment reasons. At September 30, 2025, the Fund did not have when-issued securities.

Accounting for options

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire are recorded by the Fund on the expiration date as realized gains from option transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. As the writer of a covered call option on a security, the Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current fair value. Options written by the Fund do not give rise to counterparty credit risk, as they obligate the Fund, not its counterparties, to perform.

When the Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently adjusted to the current fair value of the option purchased. Purchasing call options tends to increase the Fund's exposure to the underlying

8 | Annual Financial Statements and Other Information: Oakmark ETF

Harris Oakmark ETF Trust

Notes to Financial Statements (continued)

instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security to determine the realized gain or loss. The risks associated with purchasing put and call options are potential loss of the premium paid and, in the instances of OTC derivatives, the failure of the counterparty to honor its obligation under the contract.

The Fund did not purchase or write any options during the period ended September 30, 2025.

Expense offset arrangement

State Street serves as the custodian of the Fund. State Street's fee may be reduced by credits that are an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. Credit balances used to reduce the Fund's custodian fees, if any, are reported as a reduction of total expenses in the Statement of Operations. At September 30, 2025, the Fund did not receive an expense offset credit.

Repurchase agreements

The Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price.

The Fund's custodian receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the value of the collateral be at least equal to 102% of the repurchase price, including interest. The Adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities. At September 30, 2025, the Fund held a repurchase agreement.

Security lending

The Fund may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash, cash equivalents, or U.S. Treasury or agency securities maintained on a current basis in an amount at least equal to the fair value of the securities loaned by a Fund. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive an additional return that may be in the form of a fixed fee or a percentage of the earnings on the collateral. The Fund has the right to call the loan and attempt to obtain the securities loaned at any time on notice of not more than five business days. In the event of bankruptcy or other default of the borrower, the Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights. There could also be a decline in the value of the collateral or in the fair value of the securities loaned while the Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that year. The Fund may not exercise proxy voting rights for a security that is on loan if it is unable to recall the security prior to the record date. The Trust, on behalf of the Fund, has entered into an agreement with State Street to serve as its agent for the purpose of lending securities and maintaining the collateral account. Security lending income, if any, net of any fees retained by the securities lending agent, is included in the Statement of Operations.

At September 30, 2025, the Fund did not have securities on loan.

Interfund lending

Pursuant to an exemptive order issued by the SEC, the Fund may participate in an interfund lending program. This program provides an alternative credit facility that allows the Fund to lend money to, and borrow money from, all funds within the Trust and within the Harris Associates Investment Trust for temporary purposes (an "Interfund Loan"). All Interfund Loans are subject to conditions pursuant to the SEC exemptive order designed to ensure fair and equitable treatment of participating Funds. Any Interfund Loan would consist only of uninvested cash reserves that the lending Fund otherwise would invest in short term repurchase agreements or other short-term instruments. At September 30, 2025, there were no interfund loans.

3.  TRANSACTIONS WITH AFFILIATES

The Fund has an investment advisory agreement with the Adviser. Under the investment advisory agreement, the Adviser bears all of its own costs associated with providing services to the Fund. In addition, the Adviser has contractually agreed to pay all operating expenses of the Fund, except (i) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes); (ii) expenses of the Fund incurred with respect to the acquisition, voting and/or disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions; (iii) acquired fund fees and expenses; (iv) dividend and interest expenses relating to short sales; (v) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule12b-1 under the 1940 Act, including distribution fees; (vi) the compensation payable to the Adviser under the management agreement; (vii) securities lending expenses; (viii) costs of holding shareholder meetings and proxy related expenses; (ix) litigation and indemnification expenses; (x) tax reclaim expenses; and (xi) any extraordinary expenses. For serving as investment adviser and for providing administrative services, the Adviser receives from the Fund a monthly fee based on that Fund's average daily net assets.

The Fund will pay the Adviser a fee of 0.64% of the Fund's average daily net assets for serving as investment adviser and for providing administrative services.

The Adviser has contractually undertaken to waive its management fee by 0.05% of the Fund's average daily net assets until January 27, 2027. The advisory fee waiver amount was $142 (in thousands) and can be found on the Statement of Operations.

4.  FEDERAL INCOME TAXES

It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required. The Adviser has determined that no income tax provision for uncertain tax positions is required in the Fund's financial statements.

Annual Financial Statements and Other Information: Oakmark ETF | 9

Harris Oakmark ETF Trust

Notes to Financial Statements (continued)

At September 30, 2025, the cost of investments for federal income tax purposes and related composition of unrealized gains and losses for each Fund were as follows (in thousands):

Fund	Cost of Investments for Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Oakmark U.S. Large Cap ETF	$639,951	$80,167	$(21,927)	$58,240

As of September 30, 2025, the short- and long-term capital losses available to offset future capital gains were as follows (in thousands):

Fund	Utilized During the Year	Short-Term	Long-Term	Total at Year End
Oakmark U.S. Large Cap ETF	$—	$9,500	$—	$9,500

At September 30, 2025, the components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation)) were as follows (in thousands):

Fund	Undistributed Ordinary Income	Undistributed Long- Term Gain	Total Distributable Earnings
Oakmark U.S. Large Cap ETF	$3,259	$—	$3,259

During the period ended September 30, 2025, the tax character of distributions paid was as follows (in thousands):

Period Ended September 30, 2025
Fund	Distributions Paid from Ordinary Income	Distributions Paid from Long-Term Capital Gain
Oakmark U.S. Large Cap ETF	$17	$—

On September 30, 2025, the Fund had temporary book/tax differences in undistributed earnings that were primarily attributable to deferrals of capital losses on wash sales. Temporary differences will reverse over time. The Fund has permanent differences in book/tax undistributed earnings primarily attributable to redemptions in kind.

During the period ended September 30, 2025, the following amounts were classified due to permanent differences between book and tax accounting (in thousands):

Fund	Paid in Capital	Distributable Earnings
Oakmark U.S. Large Cap ETF	$15,017	$(15,017)

5.  INVESTMENT TRANSACTIONS

For the period ended September 30, 2025, transactions in investment securities (excluding short-term, in-kind transaction and U.S. government securities) were as follows (in thousands):

Purchases	Proceeds from sales
$182,265	$40,880

During the period ended September 30, 2025, the Fund had in-kind purchase and sales transactions (in thousands) of $603,799 and $116,874, respectively. These amounts are excluded from the Portfolio Turnover Rate presented in the Financial Highlights.

During the period ended September 30, 2025, the Fund did not engage in purchase or sales transactions with funds that have a common investment advisor.

6.  SUBSEQUENT EVENTS

The Adviser has evaluated the possibility of subsequent events existing in the Fund's financial statements. The Adviser has determined that there are no material events that would require adjustment or disclosure in the Fund's financial statements through the date of the publication of this report.

10 | Annual Financial Statements and Other Information: Oakmark ETF

Oakmark U.S. Large Cap ETF

Financial Highlights For a share outstanding throughout each period

		Income from Investment Operations:			Less Distributions:
	Net Asset Value, Beginning of Period	Net Investment Income(b)	Net Gain on Investments (Both Realized and Unrealized)	Total from Investment Operations	From Net Investment Income	Total Distributions	Net Asset Value, End of Period
Oakmark U.S. Large Cap ETF
Period Ended September 30, 2025(a)	$25.00	0.26	1.55	1.81	(0.01)	(0.01)	$26.80
		Ratios/Supplemental Data:
	Total Return	Net Assets, End of Period ($million)	Ratio of Net Investment Income to Average Net Assets	Ratio of Gross Expense to Average Net Assets	Ratio of Waiver/ Reimbursement to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Portfolio Turnover Rate
Oakmark U.S. Large Cap ETF
Period Ended September 30, 2025(a)	8.05%	$698.7	1.15%†	0.64%†	(0.05)%†	0.59%†	11%

†  Data has been annualized.

(a)  Commenced operations on December 3, 2024.

(b)  Computed using average shares outstanding throughout the period.

See accompanying Notes to Financial Statements.

Annual Financial Statements and Other Information: Oakmark ETF | 11

Oakmark ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the shareholders and Board of Trustees of Harris Oakmark ETF Trust:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Harris Oakmark ETF Trust comprising Oakmark U.S. Large Cap ETF (the "Fund"), including the schedule of investments, as of September 30, 2025; the related statements of operations, changes in net assets, and financial highlights for the period December 3, 2024 (commencement of operations) through September 30, 2025, and the related notes (collectively referred to as the "financial statements and financial highlights").

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, and the results of its operations, the changes in its net assets, and the financial highlights for the period December 3, 2024 (commencement of operations) through September 30, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Chicago, Illinois
November 28, 2025

We have served as the auditor of one or more Harris Oakmark investment companies since 2002.

12 | Annual Financial Statements and Other Information: Oakmark ETF

Oakmark ETF

Federal Tax Information

(Unaudited)

The below information is reported in regards to distributions paid by the Fund during the period ended September 30, 2025.

The following percentages of income dividend paid by the Fund qualify for the dividend received deduction available to corporations and are hereby designated as qualified dividend income:

Fund	Qualified Dividend Income	Dividend Received Deduction
Oakmark U.S. Large Cap ETF	100%	100%

The Fund intends to distribute the income and gains earned during the period ended September 30, 2025 prior to December 31, 2025. The amount and character of the distributions will be reported on the 2025 Form 1099-DIV. In addition, the amounts will be made available on the Fund's website and will be included in the Shareholder Tax Guide that is mailed to shareholders shortly after calendar year end.

Annual Financial Statements and Other Information: Oakmark ETF | 13

Oakmark ETF

Other Information

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in the Statement of Operations within the Fund's Financial Statements.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

14 | Annual Financial Statements and Other Information: Oakmark ETF

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to trustees, officers, and others is disclosed in the Registrant's financial statements, which is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

There was nothing to report with respect to this item.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

During the period covered by this report, no material changes were made to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	Based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”), the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in this report is recorded, processed, summarized, and reported within 90 days prior to the filing of this report, including ensuring that information required to be disclosed in this report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	A copy of the Code is incorporated by reference to Harris Associates Investment Trust’s Form N-CSR, Investment Company Act file number 811-06279 (filed December 4, 2024).

(a)(2)	Not applicable.

(a)(3)	Certifications of Rana J. Wright, Principal Executive Officer, and Zachary D. Weber, Principal Financial Officer, Principal Accounting Officer and Treasurer, pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2), attached hereto as Exhibits (a)(3)(i) and (a)(3)(ii), respectively.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification of Rana J. Wright, Principal Executive Officer, and Zachary D. Weber, Principal Financial Officer, Principal Accounting Officer and Treasurer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, attached hereto as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Harris Oakmark ETF Trust

By:	/s/ Rana J. Wright
Rana J. Wright
Principal Executive Officer
Date:	December 2, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Rana J. Wright
Rana J. Wright
Principal Executive Officer
Date:	December 2, 2025

By:	/s/ Zachary D. Weber
Zachary D. Weber
Principal Financial Officer, Principal Accounting Officer and Treasurer
Date:	December 2, 2025